Tax expense	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Tax expense
Tax expense
The following table summarizes Tax expense:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Current tax expense	€592	€832	€797
Deferred tax expense	520	1,776	433
Tax expense/(benefit) relating to prior periods	(334)	(20)	7
Total Tax expense	€778	€2,588	€1,237

The applicable tax rate used to determine theoretical income taxes was the statutory rate in the United Kingdom (“UK”), the tax jurisdiction in which FCA NV is resident. The reconciliation between the theoretical income taxes calculated on the basis of the theoretical tax rate of 19.0 percent in 2018 (19.25 percent in 2017 and 20 percent in 2016) and income taxes recognized was as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Theoretical income taxes	€781	€1,126	€590
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	—	(161)	(42)
Permanent differences	(416)	(397)	(217)
Tax credits	(135)	(23)	(340)
Deferred tax assets not recognized and write-downs	633	1,053	520
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	207	970	633
Taxes relating to prior years	(334)	(20)	7
Tax rate changes	—	(22)	—
Withholding tax	41	78	54
Other differences	(15)	(8)	(9)
Total Tax expense, excluding IRAP	762	2,596	1,196
Effective tax rate	18.5%	44.2%	40.5%
IRAP (current and deferred)	16	(8)	41
Total Tax expense	€778	€2,588	€1,237

As the IRAP taxable basis differs from Profit before taxes, it is excluded from the effective tax rates above.
The decrease in the effective tax rate to 19 percent in 2018 from 44 percent in 2017 was mainly due to: (i) tax expense of €734 million recorded in 2017 as a result of the decrease in recognized deferred tax assets in Brazil; (ii) net tax benefits of €673 million recognized in 2018 for impacts of the Tax Act; and (iii) net tax benefits of €334 million recognized for prior years' tax positions finalized in 2018; partially offset by (iv) tax impacts from the recognition of a provision for costs related to final settlements reached on civil, environmental and consumer claims related to U.S. diesel emissions matters.
The net tax benefits of €334 million for prior years’ tax positions finalized in 2018 is composed of: (i) tax benefit of €447 million for U.S. provision to return adjustments (including a reduction to the estimated 2017 U.S. one-time deemed repatriation tax expense of €70 million and tax benefit of €94 million from an accelerated discretionary pension contribution, refer to Note 19, Employee benefits liabilities for additional detail); partially offset by (ii) net tax expense of €113 million primarily for the impact of uncertain tax positions and other prior years’ tax positions.
The Group recognizes the amount of Deferred tax assets less the Deferred tax liabilities of the individual companies within Deferred tax assets, where these may be offset. Amounts recognized were as follows:

	At December 31
	2018	2017
	(€ million)
Deferred tax assets	€1,814	€2,004
Deferred tax liabilities	(937)	(388)
Total Net deferred tax assets	€877	€1,616

The decrease in Net deferred tax assets at December 31, 2018 from December 31, 2017 was mainly due to: (i) a €481 million decrease in NAFTA related to provisions, acceleration of tax depreciation and amortization on capital expenditures and utilization of U.S. tax credit carryforwards; (ii) a €142 million decrease in Net deferred tax assets recognized in Equity, primarily related to employee benefits and foreign currency translation; (iii) a €28 million decrease in Net deferred tax assets for balances transferred to Held for sale; and (iv) €39 million for reductions to other net deferred tax assets.
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2018 and 2017 were as follows:

	At January 1, 2018	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and other changes	At December 31, 2018
	(€ million)
Deferred tax assets arising on:
Provisions	€3,848	€240	€—	€(55)	€94	€4,127
Provision for employee benefits	1,828	(280)	(77)	(31)	47	1,487
Intangible assets	192	(24)	—	(2)	—	166
Impairment of financial assets	169	(1)	—	(13)	—	155
Inventories	252	22	—	(24)	(4)	246
Allowances for doubtful accounts	122	(6)	—	(7)	(13)	96
Other	387	48	4	(77)	323	685
Total Deferred tax assets	€6,798	€(1)	€(73)	€(209)	€447	€6,962
Deferred tax liabilities arising on:
Accelerated depreciation	€(1,891)	€(386)	€—	€29	€(48)	€(2,296)
Capitalized development assets	(2,116)	(103)	—	81	(302)	(2,440)
Other Intangible assets and Intangible assets with indefinite useful lives	(849)	(20)	—	2	(45)	(912)
Provision for employee benefits	(50)	(2)	(1)	3	(41)	(91)
Other	(314)	(103)	5	86	(98)	(424)
Total Deferred tax liabilities	€(5,220)	€(614)	€4	€201	€(534)	€(6,163)
Deferred tax asset arising on tax loss carry-forwards	€4,718	€708	€—	€(328)	€(135)	€4,963
Unrecognized deferred tax assets	(4,680)	(662)	(12)	308	161	(4,885)
Total Net deferred tax assets	€1,616	€(569)	€(81)	€(28)	€(61)	€877

	At January 1, 2017	Recognized in Consolidated Income Statement	Recognized in Equity	Translation differences and other changes	At December 31, 2017
	(€ million)
Deferred tax assets arising on:
Provisions	€6,149	€(1,742)	€—	€(559)	€3,848
Provision for employee benefits	2,851	(364)	(16)	(643)	1,828
Intangible assets	211	(19)	—	—	192
Impairment of financial assets	195	(25)	—	(1)	169
Inventories	251	3	—	(2)	252
Allowances for doubtful accounts	117	19	—	(14)	122
Other	385	(13)	(14)	29	387
Total Deferred tax assets	€10,159	€(2,141)	€(30)	€(1,190)	€6,798
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,770)	€430	€—	€449	€(1,891)
Capitalized development expenditures	(2,742)	399	—	227	(2,116)
Other Intangible assets and Intangible assets with indefinite useful lives	(1,493)	238	—	406	(849)
Provision for employee benefits	(14)	(30)	—	(6)	(50)
Other	(331)	4	(10)	23	(314)
Total Deferred tax liabilities	€(7,350)	€1,041	€(10)	€1,099	€(5,220)
Deferred tax asset arising on tax loss carry-forwards	€4,444	€522	€—	€(248)	€4,718
Unrecognized deferred tax assets	(3,748)	(1,195)	9	254	(4,680)
Total Net deferred tax assets	€3,505	€(1,773)	€(31)	€(85)	€1,616

As of December 31, 2018, the Group had total Deferred tax assets on deductible temporary differences of €6,962 million (€6,798 million at December 31, 2017), of which €898 million was not recognized (€940 million at December 31, 2017). As of December 31, 2018, the Group also had Deferred tax assets on tax loss carry-forwards of €4,963 million (€4,718 million at December 31, 2017), of which €3,987 million was not recognized (€3,740 million at December 31, 2017).
As of December 31, 2018, the Group had net recognized and unrecognized deferred tax assets of €3,370 million (€3,256 million at December 31, 2017) in Italy primarily attributable to Italian tax loss carry-forwards that can be carried forward indefinitely. A deferred tax asset is recognized for Italian tax loss carry-forwards to the extent the realization of the related tax benefit is supported through achievement of the Group’s 2018-2022 business plan. The Group continues to recognize Italian Net deferred tax assets of €884 million (€898 million at December 31, 2017) as the Group considers it probable that we will have sufficient taxable income in the future that will allow realization of these net deferred tax assets. The utilization of Italian tax loss carry-forwards for which currently no deferred tax asset is recognized is subject to future sustained profitability, as well as, the achievement of taxable income in periods which are beyond the Group’s 2018-2022 business plan and therefore this utilization is uncertain. As a result, €2,486 million of Net deferred tax assets in Italy were not recognized as of December 31, 2018 (€2,358 million at December 31, 2017).
As of December 31, 2018, the Group had net recognized and unrecognized deferred tax assets of €1,532 million in Brazil (€1,287 million at December 31, 2017) primarily attributable to Brazilian tax loss carry-forwards which can be carried forward indefinitely. A deferred tax asset is recognized for Brazilian tax loss carry-forwards to the extent the realization of the related tax benefit is supported through achievement of the Group’s 2018-2022 business plan. The Group continues to recognize Brazilian Net deferred tax assets of €133 million (€148 million at December 31, 2017) as the Group considers it probable that we will have sufficient taxable income in the future that will allow realization of these net deferred tax assets. The utilization of Brazilian tax loss carry-forwards for which currently no deferred tax asset is recognized is subject to future sustained profitability, as well as, the achievement of taxable income in periods which are beyond the Group’s 2018-2022 business plan and therefore this utilization is uncertain. As a result, €1,399 million of Net deferred tax assets in Brazil, which include Brazil tax losses, were not recognized as of December 31, 2018 (€1,139 million at December 31, 2017).
The realization of these deferred tax assets is sensitive to the assumptions and judgments used in the determination of the taxable income in the future, as well as, our ability to effect tax planning strategies, as necessary. Certain jurisdictions within EMEA in which the Group operates may begin to generate profits or taxable income in the future.  While we have not yet recognized deferred tax assets in these jurisdictions, it is possible our assessment of realizability could change, resulting in the recognition of deferred tax assets in our Balance Sheet and the related income tax benefit in our Income Statement. Refer to Note 2, Use of estimates - Recoverability of deferred tax assets for additional detail.
Deferred tax liabilities on the undistributed earnings of subsidiaries have not been recognized, except in cases where it is probable the distribution will occur in the foreseeable future.
Total gross deductible and taxable temporary differences and accumulated tax losses at December 31, 2018, together with the amounts for which deferred tax assets have not been recognized, analyzed by year of expiration, were as follows:

		Year of expiration
	At December 31, 2018	2019	2020	2021	2022	Beyond 2022	Unlimited/ Indeterminable
	(€ million)
Temporary differences and tax losses relating to corporate taxation:
Deductible temporary differences	€28,300	€3,793	€3,143	€3,084	€3,478	€14,689	€113
Taxable temporary differences	(25,749)	(2,484)	(2,451)	(2,450)	(2,499)	(12,730)	(3,135)
Tax losses	18,978	152	151	111	292	1,868	16,404
Amounts for which deferred tax assets were not recognized	(18,295)	(132)	(67)	(130)	(248)	(3,201)	(14,517)
Temporary differences and tax losses relating to corporate taxation	€3,234	€1,329	€776	€615	€1,023	€626	€(1,135)
Temporary differences and tax losses relating to local taxation (i.e. IRAP in Italy):
Deductible temporary differences	€9,761	€1,241	€827	€722	€1,176	€5,758	€37
Taxable temporary differences	(8,123)	(657)	(650)	(649)	(700)	(5,363)	(104)
Tax losses	4,211	8	1	65	231	250	3,656
Amounts for which deferred tax assets were not recognized	(5,054)	(42)	(15)	(77)	(270)	(1,335)	(3,315)
Temporary differences and tax losses relating to local taxation	€795	€550	€163	€61	€437	€(690)	€274